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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05426
AIM Investment Funds (Invesco Investment Funds)*

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 3/31
Date of reporting period: 12/31/10
* The Fund included is Invesco Global Dividend Growth Securities Fund.

Item 1. Schedule of Investments.

Invesco Global Dividend Growth Securities Fund
Quarterly Schedule of Portfolio Holdings
December 31, 2010
      MS-GDG-QTR-1 12/10      Invesco Advisers, Inc.
invesco.com/us

Schedule of Investments
December 31, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—97.69%
Australia—2.67%
Australia & New Zealand Banking Group Ltd.	149,291	$3,565,418
Macquarie Group Ltd.	82,259	3,113,813
Telstra Corp. Ltd.	1,193,702	3,406,356

		10,085,587

Bermuda—0.89%
PartnerRe Ltd.	41,835	3,361,442

Brazil—1.20%
Banco Santander Brasil S.A. (a)	85,700	1,165,932
Companhia Energetica de Minas Gerais -ADR(b)	59,826	992,513
PDG Realty S.A. Empreendimentos e Participacoes	201,000	1,230,217
Petroleo Brasileiro S.A. -ADR	30,534	1,155,407

		4,544,069

Canada—2.32%
Nexen Inc.	204,285	4,684,399
Toronto-Dominion Bank (The)	54,444	4,065,641

		8,750,040

Cayman Islands—0.26%
Renhe Commercial Holdings Co., Ltd.	5,626,000	984,376

China—0.57%
China Construction Bank Corp. -Class H	705,000	631,171
China Minsheng Banking Corp., Ltd. -Class H	825,500	706,255
China Unicom Hong Kong Ltd.	574,000	818,576

		2,156,002

Finland—0.90%
Nokia Corp. -ADR(b)	327,641	3,381,255

France—4.56%
BNP Paribas	71,140	4,541,624
Bouygues S.A.	94,842	4,095,528
Sanofi-Aventis S.A.	62,771	4,030,821
Total S.A.	85,628	4,547,137

		17,215,110

Germany—1.28%
Salzgitter AG	62,780	4,846,526

Hong Kong—2.99%
Chaoda Modern Agriculture Holdings Ltd.	702,000	526,536
Cheung Kong Holdings Ltd.	257,000	3,955,619
China Dongxiang Group Co.	1,337,000	577,954
CNOOC Ltd.	354,000	842,300
Esprit Holdings Ltd.	1,132,400	5,390,438

		11,292,847

Indonesia—0.17%
PT Telekomunikasi Indonesia Tbk	743,500	657,793

Ireland—0.22%
Dragon Oil PLC (c)	97,220	815,472

Italy—1.02%
Eni S.p.A.	176,914	3,862,968

Japan—13.87%
Canon Inc.	75,600	3,875,609
FUJIFILM Holdings Corp.	106,800	3,862,111
Mitsubishi Corp.	213,200	5,771,814
Mitsubishi UFJ Financial Group, Inc.	1,053,800	5,697,970
Murata Manufacturing Co., Ltd.	54,700	3,833,514
Nippon Telegraph & Telephone Corp.	125,700	5,750,805
Nippon Yusen Kabushiki Kaisha	1,124,000	4,983,865
Nissan Motor Co. Ltd.	736,200	7,009,270
Seven & I Holdings Co., Ltd.	130,500	3,487,930
Sumitomo Chemical Co., Ltd.	939,000	4,626,186
Takeda Pharmaceutical Co. Ltd.	70,400	3,464,072

		52,363,146

Mexico—0.49%
America Movil S.A.B. de C.V. -Series L	322,200	923,553
Desarrolladora Homex S.A.B. de C.V. -ADR(b)(c)	27,375	925,549

		1,849,102

Netherlands—1.79%
TNT N.V.	137,166	3,625,978
Unilever N.V.	100,836	3,139,629

		6,765,607

Norway—2.10%
Statoil A.S.A.	144,973	3,443,545
Yara International A.S.A.	77,816	4,500,887

		7,944,432

Poland—0.32%
KGHM Polska Miedz S.A.	20,353	1,192,516

Russia—0.67%
Gazprom OAO -ADR	35,439	894,835
Magnitogorsk Iron & Steel Works -GDR	59,680	868,344
Rosneft Oil Co. -GDR	109,329	782,795

		2,545,974

See accompanying notes which are an integral part of this schedule.
Invesco Global Dividend Growth Securities Fund

	Shares	Value
South Africa—1.35%
Barloworld Ltd.	117,716	$1,197,263
Sasol Ltd.	17,467	918,174
Standard Bank Group Ltd.	62,099	1,013,852
Steinhoff International Holdings Ltd. (c)	301,147	1,120,015
Tiger Brands Ltd.	28,280	831,250

		5,080,554

South Korea—2.24%
Dongbu Insurance Co., Ltd.	16,420	651,071
Hyundai Mipo Dockyard Co., Ltd.	6,478	1,278,590
Hyundai Mobis	6,385	1,600,610
LG Electronics Inc.	5,083	533,808
Lotte Shopping Co., Ltd.	988	411,776
POSCO	2,550	1,092,088
Samsung Electronics Co., Ltd.	1,786	1,493,448
Shinhan Financial Group Co., Ltd.	18,530	863,721
SK Telecom Co., Ltd. -ADR	27,505	512,418

		8,437,530

Spain—3.16%
Banco Santander S.A.	381,311	4,051,575
Iberdrola S.A.	547,815	4,222,464
Telefonica S.A.	160,149	3,637,172

		11,911,211

Switzerland—5.78%
ACE Ltd.	136,943	8,524,702
Holcim Ltd.	56,936	4,302,169
Swisscom AG	11,084	4,875,797
Zurich Financial Services AG	15,880	4,113,515

		21,816,183

Taiwan—0.92%
AU Optronics Corp. -ADR(c)	72,201	752,335
HTC Corp.	43,000	1,327,320
Powertech Technology Inc.	308,000	1,021,729
U-Ming Marine Transport Corp.	172,000	374,599

		3,475,983

Thailand—0.37%
Bangkok Bank PCL -NVDR	169,400	826,067
PTT PCL	53,500	567,922

		1,393,989

Turkey—0.20%
Asya Katilim Bankasi A.S.	400,885	738,448

United Kingdom—8.69%
Barclays PLC	664,908	2,735,447
BHP Billiton PLC	200,674	8,000,548
GlaxoSmithKline PLC	172,638	3,353,394
Imperial Tobacco Group PLC	213,254	6,543,247
National Grid PLC	374,613	3,266,132
Royal Dutch Shell PLC — Class A	266,488	8,895,184

		32,793,952

United States—36.69%
3M Co.	53,397	4,608,161
Apache Corp.	36,242	4,321,134
Archer-Daniels-Midland Co.	244,373	7,350,740
Avon Products, Inc.	109,024	3,168,237
Bank of America Corp.	365,530	4,876,170
Bank of New York Mellon Corp. (The)	137,119	4,140,994
Best Buy Co., Inc.	80,619	2,764,426
Chevron Corp.	92,068	8,401,205
Coach, Inc.	129,381	7,156,063
ConocoPhillips	101,587	6,918,075
CVS Caremark Corp.	138,410	4,812,516
Energen Corp.	121,490	5,863,107
GameStop Corp. -Class A (c)	183,674	4,202,461
General Dynamics Corp.	108,471	7,697,102
Gilead Sciences, Inc. (c)	97,362	3,528,399
Johnson & Johnson	109,301	6,760,267
Merck & Co., Inc.	189,913	6,844,465
Microsoft Corp.	145,694	4,067,776
Morgan Stanley	164,558	4,477,623
Oracle Corp.	233,105	7,296,187
Pfizer Inc.	198,951	3,483,632
Stryker Corp.	68,126	3,658,366
Vale S.A. -ADR	33,327	1,152,114
Valero Energy Corp.	195,967	4,530,757
W. R. Berkley Corp.	113,196	3,099,306
WellPoint Inc. (c)	117,696	6,692,195
Western Digital Corp. (c)	195,476	6,626,636

		138,498,114

Total Common Stocks & Other Equity Interests (Cost $313,770,593)		368,760,228

Preferred Stocks—1.61%

Brazil—0.18%
Usinas Siderurgicas de Minas Gerais S.A. -Class A -2.67% Pfd.	59,200	683,296

Germany—1.43%
Porsche Automobil Holding SE — 0.14% Pfd.	67,910	5,414,070

Total Preferred Stocks (Cost $3,717,808)		6,097,366

See accompanying notes which are an integral part of this schedule.
Invesco Global Dividend Growth Securities Fund

	Shares	Value
Money Market Funds—0.92%
Liquid Assets Portfolio — Institutional Class (d)	1,742,446	$1,742,446
Premier Portfolio — Institutional Class (d)	1,742,446	1,742,446

Total Money Market Funds (Cost $3,484,892)		3,484,892

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.22% (Cost $320,973,293)		378,342,486

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—1.04%
Liquid Assets Portfolio-Institutional Class (Cost $3,907,785)(d)(e)	3,907,785	3,907,785

TOTAL INVESTMENTS—101.26% (Cost $324,881,078)		382,250,271

OTHER ASSETS LESS LIABILITIES—(1.26)%		(4,771,581)

NET ASSETS—100.00%		$377,478,690

Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
Pfd. — Preferred
Notes to Schedule of Investments:

(a)	Each unit represents fifty-five common shares and fifty preferred shares.

(b)	All or a portion of this security was out on loan at December 31, 2010.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Global Dividend Growth Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Global Dividend Growth Securities Fund

A.	Security Valuations-(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on
Invesco Global Dividend Growth Securities Fund

E.	Foreign Currency Translations-(continued)

securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Global Dividend Growth Securities Fund

The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$10,085,587	$—	$—	$10,085,587

Bermuda	3,361,442	—	—	3,361,442

Brazil	4,061,433	1,165,932	—	5,227,365

Canada	8,750,040	—	—	8,750,040

Cayman Islands	984,376	—	—	984,376

China	706,255	1,449,747	—	2,156,002

Finland	3,381,255	—	—	3,381,255

France	—	17,215,110	—	17,215,110

Germany	10,260,596	—	—	10,260,596

Hong Kong	6,494,928	4,797,919	—	11,292,847

Indonesia	—	657,793	—	657,793

Ireland	815,472	—	—	815,472

Italy	3,862,968	—	—	3,862,968

Japan	42,736,732	9,626,414	—	52,363,146

Mexico	1,849,102	—	—	1,849,102

Netherlands	3,139,629	3,625,978	—	6,765,607

Norway	7,944,432	—	—	7,944,432

Poland	—	1,192,516	—	1,192,516

Russia	2,545,974	—	—	2,545,974

South Africa	5,080,554	—	—	5,080,554

South Korea	6,811,634	1,625,896	—	8,437,530

Spain	4,222,464	7,688,747	—	11,911,211

Switzerland	21,816,183	—	—	21,816,183

Taiwan	2,454,254	1,021,729	—	3,475,983

Thailand	1,393,989	—	—	1,393,989

Turkey	—	738,448	—	738,448

United Kingdom	6,543,247	26,250,705	—	32,793,952

United States	145,890,791	—	—	145,890,791

	$305,193,337	$77,056,934	$—	$382,250,271

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
NOTE 3 — Investment Securities

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$57,709,275

Aggregate unrealized (depreciation) of investment securities	(2,511,451)

Net unrealized appreciation of investment securities	$55,197,824

Cost of investments for tax purposes is $327,052,447.
Invesco Global Dividend Growth Securities Fund

NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Global Dividend Growth Securities Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Global Core Equity Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Global Dividend Growth Securities Fund

Item 2. Controls and Procedures.
(a)	As of December 14, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	March 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	March 1, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	March 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.